Earnings per share (basic and diluted) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of Earnings Per Share

The following table reflects the net income and share data used in the basic and diluted earnings per share (“EPS”) calculations:

	Three months period ended March 31,
	2020	2019
Net income attributable to Parent company	396,860	209,215
Basic weighted average quantity of shares (a)	551,800	509,247

Basic earnings per share—R$	0.7192	0.4108

Share-based incentive program (a)	4,096	—
Diluted weighted average quantity of shares	555,896	509,247

Diluted earnings per share—R$	0.7139	0.4108

(a)	Thousands of shares.

	2019	2018	2017
Net income	1,080,484	461,440	413,874
Basic weighted average quantity of shares (1)	511,462	493,117	484,919
Basic earnings per share	2,1125	0,9358	0,8535
Share-based incentive program (1)(2)	248	—	—
Diluted weighted average quantity of shares (1)	511,710	493,117	484,919
Diluted earnings per share	2,1115	0,9358	0,8535

(1)	Thousands of shares.
(2)	See Note 30.